Long-Term Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Incentive Plans
Restricted Stock Award Activity
The following table summarizes the restricted stock award (“RSA”) activity:

	Predecessor
	Period from January 1, 2023 through February 2, 2023
	Number of Shares	Weighted Average Share Price (b)
Outstanding non-vested shares, beginning of year	446,847	$27.79
Shares vested	—	32.25

Outstanding non-vested shares, end of period (a)	446,847	$—

(a)	In connection with the completion of the Merger on February 3, 2023, the 446,847 outstanding RSAs became fully vested.
(b)	Grant date fair value.